Related Party Transactions (Details) € in Millions			4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 01, 2015 USD ($)	Dec. 16, 2013 USD ($)	Apr. 30, 2015 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Related Party Transactions
Monthly advances on account of the vessels' operating expenses						$ 32,603,000	$ 19,007,000
Manager
Related Party Transactions
Adjusted management fees per day	$ 850	$ 800
Adjusted management fees per vessel per day for vessels on bareboat charter	425	400
Adjusted management fees per vessel per day for vessels on time charter	$ 850	$ 800
Management fee on gross freight, charter hire, ballast bonus and demurrage before adjustment (as a percent)	1.25%	1.00%
Adjusted management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	0.50%	1.25%
Management fees incurred shown under General and administrative expenses						17,100,000	17,400,000		$ 16,300,000
Management commissions incurred shown under Voyage expenses						6,300,000	6,900,000		7,000,000
Fee for providing services of executive officers | €			€ 0.5	€ 1.0	€ 1.5			€ 1.5
The Swedish Club
Related Party Transactions
Premiums paid						$ 5,600,000	$ 6,300,000		$ 8,500,000